Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,059	$ 9,155	$ 3,790
Short-term and restricted bank deposits	31,377	34,006	25,425
Trade receivables	5,012	4,800	2,922
Inventories	3,843	2,692	3,210
Other receivables	1,788	1,510	1,966
Total current assets	43,079	52,163	37,313
LONG-TERM ASSETS:
Other receivables	37	0	238
Long-term restricted bank deposits	453	439	453
Property, plant and equipment, net	15,724	14,132	12,308
Right-of-use assets, net	7,642	6,663	6,852
Intangible assets, net	66	99	132
Total non-current assets	23,922	21,333	19,983
Total assets	67,001	73,496	57,296
CURRENT LIABILITIES:
Current maturities of long-term liabilities	822	612	1,496
Warrants, net	18,992	17,092	14,902
Trade payables and accrued expenses	5,880	5,281	2,745
Other payables	3,377	3,556	3,468
Total current liabilities	29,071	26,541	22,611
LONG-TERM LIABILITIES:
Grants received in advance	758	736	0
Liabilities in respect of IIA grants	8,504	8,149	8,009
Liabilities in respect of TEVA	0	0	1,962
Lease liabilities	8,070	6,513	6,355
Severance pay liability, net	479	404	490
Total non-current liabilities	17,811	15,802	16,816
Total liabilities	46,882	42,343	39,427
Shareholders' equity:
Ordinary shares of NIS 0.07 par value: Authorized: 20,000,000 shares as of June 30, 2025; December 31, 2024 and June 30, 2024; Issued and Outstanding: 10,875,631 as of June 30, 2025; 10,793,057 as of December 31, 2024 and 9,286,252 as of June 30, 2024	216	215	186
Share premium	239,014	235,995	208,547
Foreign currency translation adjustments	(21)	(11)	(8)
Accumulated deficit	(219,090)	(205,046)	(190,856)
Total equity	20,119	31,153	17,869
Total liabilities and equity	$ 67,001	$ 73,496	$ 57,296